LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.56%
Brazil–3.62%
Ambev SA	257,900	$ 731,195
Atacadao SA	36,000	88,287
B3 SA - Brasil Bolsa Balcao	332,800	678,279
Banco Bradesco SA	90,484	211,730
Banco BTG Pactual S.A	64,072	247,770
Banco do Brasil SA	47,300	365,264
Banco Santander Brasil SA	21,300	112,920
BB Seguridade Participacoes SA	39,400	252,641
CCR SA	68,700	172,413
Centrais Eletricas Brasileiras SA	66,785	438,122
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,300	192,526
Cia Siderurgica Nacional SA	35,300	107,534
Cosan SA	68,800	205,377
CPFL Energia SA	11,800	73,802
Energisa S/A	9,900	78,716
†Eneva SA	46,700	96,653
Engie Brasil Energia SA	10,125	80,026
Equatorial Energia SA	55,772	296,551
†Hapvida Participacoes e Investimentos S/A	262,018	135,960
Hypera SA	23,300	174,229
JBS S/A	44,000	154,525
Klabin SA	40,100	143,202
Localiza Rent a Car SA	41,019	430,953
Lojas Renner SA	55,943	183,223
†Magazine Luiza SA	172,391	112,582
Natura & Co. Holding SA	50,996	132,811
†Petro Rio SA	38,300	235,991
Petroleo Brasileiro SA	204,300	1,069,779
Raia Drogasil SA	58,900	283,434
Rede D'Or Sao Luiz SA	32,800	138,035
Rumo SA	70,518	262,263
Sendas Distribuidora S/A	53,300	163,209
Suzano SA	41,230	338,970
Telefonica Brasil SA	28,400	216,903
TIM SA	43,200	107,053
TOTVS SA	29,714	164,855
Ultrapar Participacoes SA	36,900	101,706
Vale SA	208,992	3,302,836
Vibra Energia SA	65,800	188,632
WEG SA	91,600	731,940
		13,202,897
Chile–0.37%
Banco de Chile	2,468,507	239,742
Banco de Credito e Inversiones SA	2,994	87,765
Banco Santander Chile	3,734,586	165,613
Cencosud SA	80,239	155,049
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Cia Cervecerias Unidas SA	6,440	$ 49,532
Cia Sud Americana de Vapores SA	789,410	78,674
Empresas CMPC SA	56,997	95,252
Empresas COPEC SA	22,076	155,803
Enel Americas SA	1,215,427	160,092
Enel Chile SA	1,393,741	76,026
Falabella SA	37,978	87,338
		1,350,886
China–28.06%
360 DigiTech, Inc. ADR	6,100	118,340
360 Security Technology, Inc. Class A	15,200	38,685
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,800	19,863
3SBio, Inc.	74,500	74,144
†AAC Technologies Holdings, Inc.	41,500	102,645
†Advanced Micro-Fabrication Equipment, Inc. China Class A	1,325	28,545
AECC Aero-Engine Control Co. Ltd. Class A	3,000	10,642
AECC Aviation Power Co. Ltd. Class A	5,701	35,877
Agricultural Bank of China Ltd. Class A	166,400	75,346
Agricultural Bank of China Ltd. Class H	1,608,000	595,484
Aier Eye Hospital Group Co. Ltd. Class A	13,652	61,703
†Air China Ltd. Class A	14,900	23,229
†Air China Ltd. Class H	90,000	80,493
†Akeso, Inc.	25,000	129,080
†Alibaba Group Holding Ltd.	810,900	10,270,443
Aluminum Corp. of China Ltd. Class A	29,400	23,623
Aluminum Corp. of China Ltd. Class H	224,000	113,458
†Amlogic Shanghai Co. Ltd. Class A	871	10,653
Angel Yeast Co. Ltd. Class A	1,800	10,932
Anhui Conch Cement Co. Ltd. Class A	8,600	35,339
Anhui Conch Cement Co. Ltd. Class H	69,500	240,867
Anhui Gujing Distillery Co. Ltd. Class A	800	34,402
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Gujing Distillery Co. Ltd. Class B	5,500	$ 98,211
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,530	7,370
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	13,321
Anhui Yingjia Distillery Co. Ltd. Class A	1,500	14,530
Anjoy Foods Group Co. Ltd. Class A	600	14,309
ANTA Sports Products Ltd.	67,000	972,780
Apeloa Pharmaceutical Co. Ltd. Class A	2,700	8,364
†Asia - Potash International Investment Guangzhou Co. Ltd. Class A	1,600	6,367
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	16,297
Autohome, Inc. ADR	4,300	143,921
Avary Holding Shenzhen Co. Ltd. Class A	4,200	18,993
AVIC Industry-Finance Holdings Co. Ltd. Class A	20,400	12,171
AviChina Industry & Technology Co. Ltd. Class H	126,000	66,207
AVICOPTER PLC Class A	1,300	8,008
†Baidu, Inc. Class A	120,550	2,271,315
Bank of Beijing Co. Ltd. Class A	43,700	28,004
Bank of Changsha Co. Ltd. Class A	8,900	10,263
Bank of Chengdu Co. Ltd. Class A	8,000	15,790
Bank of China Ltd. Class A	74,300	36,538
Bank of China Ltd. Class H	4,341,000	1,664,195
Bank of Communications Co. Ltd. Class A	76,720	57,070
Bank of Hangzhou Co. Ltd. Class A	12,700	21,462
Bank of Jiangsu Co. Ltd. Class A	31,700	32,424
Bank of Nanjing Co. Ltd. Class A	21,400	27,908
Bank of Ningbo Co. Ltd. Class A	12,470	49,532
Bank of Shanghai Co. Ltd. Class A	29,140	25,414
Baoshan Iron & Steel Co. Ltd. Class A	47,400	43,040
BBMG Corp. Class A	22,900	8,165
†BeiGene Ltd.	34,000	565,920
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Beijing Capital International Airport Co. Ltd. Class H	96,000	$ 70,703
†Beijing Dabeinong Technology Group Co. Ltd. Class A	9,300	10,573
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	9,236
Beijing Enlight Media Co. Ltd. Class A	6,400	8,287
Beijing Enterprises Holdings Ltd.	26,000	93,589
Beijing Enterprises Water Group Ltd.	206,000	51,475
Beijing Kingsoft Office Software, Inc. Class A	976	67,199
Beijing New Building Materials PLC Class A	3,700	14,435
Beijing Shiji Information Technology Co. Ltd. Class A	3,940	14,722
Beijing Tongrentang Co. Ltd. Class A	2,900	23,284
Beijing United Information Technology Co. Ltd. Class A	1,055	12,741
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,220	20,622
Beijing Yanjing Brewery Co. Ltd. Class A	7,100	14,471
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	600	6,732
Betta Pharmaceuticals Co. Ltd. Class A	900	7,710
BGI Genomics Co. Ltd. Class A	900	9,041
†Bilibili, Inc. ADR	400	9,400
†Bilibili, Inc. Class Z	9,980	234,832
Bloomage Biotechnology Corp. Ltd. Class A	680	11,229
BOC International China Co. Ltd. Class A	6,000	9,394
BOE Technology Group Co. Ltd. Class A	78,000	50,399
BTG Hotels Group Co. Ltd. Class A	2,300	7,819
BYD Co. Ltd. Class A	4,000	149,023
BYD Co. Ltd. Class H	45,000	1,323,727
BYD Electronic International Co. Ltd.	38,500	119,816
By-health Co. Ltd. Class A	3,900	12,097

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
C&D International Investment Group Ltd.	36,000	$ 118,232
Caitong Securities Co. Ltd. Class A	10,330	11,301
Canmax Technologies Co. Ltd. Class A	1,200	8,962
CECEP Solar Energy Co. Ltd. Class A	6,700	6,679
CECEP Wind-Power Corp. Class A	14,820	8,353
CETC Cyberspace Security Technology Co. Ltd. Class A	1,900	10,777
CGN Power Co. Ltd. Class H	602,000	144,127
Changchun High & New Technology Industry Group, Inc. Class A	800	19,026
Changjiang Securities Co. Ltd. Class A	12,800	10,379
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	10,496
Chaozhou Three-Circle Group Co. Ltd. Class A	4,200	18,409
Chengtun Mining Group Co. Ltd. Class A	6,100	5,082
Chengxin Lithium Group Co. Ltd. Class A	1,900	9,544
China Baoan Group Co. Ltd. Class A	5,600	9,273
China CITIC Bank Corp. Ltd. Class H	485,000	243,985
China Coal Energy Co. Ltd. Class H	105,000	79,683
China Communications Services Corp. Ltd. Class H	122,000	60,032
China Conch Venture Holdings Ltd.	92,000	161,113
China Construction Bank Corp. Class A	21,000	18,155
China CSSC Holdings Ltd. Class A	9,700	33,108
†China Eastern Airlines Corp. Ltd. Class A	19,600	14,691
China Energy Engineering Corp. Ltd.	69,100	24,245
China Everbright Bank Co. Ltd. Class A	86,500	37,889
China Everbright Bank Co. Ltd. Class H	157,000	47,628
China Everbright Environment Group Ltd.	188,000	80,635
=†China Evergrande Group	213,000	11,193
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Feihe Ltd.	201,000	$ 150,641
China Galaxy Securities Co. Ltd. Class A	9,900	14,483
China Galaxy Securities Co. Ltd. Class H	176,000	88,611
China Great Wall Securities Co. Ltd. Class A	5,800	7,002
China Greatwall Technology Group Co. Ltd. Class A	7,200	12,974
China Hongqiao Group Ltd.	132,500	127,330
China International Capital Corp. Ltd. Class A	2,500	14,159
China International Capital Corp. Ltd. Class H	86,000	172,545
China Jinmao Holdings Group Ltd.	288,198	56,105
China Jushi Co. Ltd. Class A	8,746	18,600
China Lesso Group Holdings Ltd.	55,000	49,143
China Life Insurance Co. Ltd. Class A	6,100	29,567
China Life Insurance Co. Ltd. Class H	406,000	666,274
†China Literature Ltd.	23,400	120,840
China Longyuan Power Group Corp. Ltd. Class H	188,000	214,473
China Medical System Holdings Ltd.	77,000	121,488
China Meheco Co. Ltd. Class A	3,200	6,406
China Meidong Auto Holdings Ltd.	38,000	81,962
†China Mengniu Dairy Co. Ltd.	174,000	713,303
China Merchants Bank Co. Ltd. Class A	44,200	220,123
China Merchants Bank Co. Ltd. Class H	214,000	1,086,696
China Merchants Energy Shipping Co. Ltd. Class A	17,800	18,167
China Merchants Securities Co. Ltd. Class A	15,700	31,510
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,100	33,798
China Minsheng Banking Corp. Ltd. Class A	74,100	37,227
China National Chemical Engineering Co. Ltd. Class A	13,300	17,961

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Nuclear Power Co. Ltd. Class A	38,700	$ 36,026
China National Software & Service Co. Ltd. Class A	1,600	16,056
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,700	29,256
China Oilfield Services Ltd. Class H	92,000	94,576
China Overseas Land & Investment Ltd.	211,000	509,033
China Overseas Property Holdings Ltd.	70,000	85,400
China Pacific Insurance Group Co. Ltd. Class A	13,300	50,186
China Pacific Insurance Group Co. Ltd. Class H	145,200	384,938
China Petroleum & Chemical Corp. Class A	68,700	56,150
China Petroleum & Chemical Corp. Class H	1,390,000	820,266
China Power International Development Ltd.	265,000	105,524
China Railway Group Ltd. Class A	44,200	44,236
China Railway Signal & Communication Corp. Ltd. Class A	15,545	12,270
†China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	10,813
China Resources Beer Holdings Co. Ltd.	88,000	706,940
China Resources Land Ltd.	176,000	801,474
China Resources Microelectronics Ltd. Class A	2,365	20,849
China Resources Mixc Lifestyle Services Ltd.	38,600	202,949
China Resources Pharmaceutical Group Ltd.	79,500	62,904
China Resources Power Holdings Co. Ltd.	108,000	230,428
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,200	18,392
†China Ruyi Holdings Ltd.	316,000	82,643
China Shenhua Energy Co. Ltd. Class A	12,900	52,856
China Shenhua Energy Co. Ltd. Class H	186,000	585,327
†China Southern Airlines Co. Ltd. Class A	24,700	28,295
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Southern Airlines Co. Ltd. Class H	94,000	$ 67,064
China State Construction Engineering Corp. Ltd. Class A	81,900	69,053
China Taiping Insurance Holdings Co. Ltd.	73,000	77,621
China Three Gorges Renewables Group Co. Ltd. Class A	60,100	47,963
†China Tourism Group Duty Free Corp. Ltd.	3,600	88,853
China Tourism Group Duty Free Corp. Ltd. Class A	3,900	104,146
China Tower Corp. Ltd. Class H	2,440,000	295,313
China United Network Communications Ltd. Class A	65,900	51,993
China Vanke Co. Ltd. Class A	19,000	41,984
China Vanke Co. Ltd. Class H	97,000	153,061
China Yangtze Power Co. Ltd. Class A	50,584	156,337
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	14,430
†China Zheshang Bank Co. Ltd. Class A	34,600	14,411
†Chinasoft International Ltd.	142,000	89,960
Chongqing Brewery Co. Ltd. Class A	1,000	18,207
Chongqing Changan Automobile Co. Ltd. Class A	15,700	27,308
Chongqing Fuling Zhacai Group Co. Ltd. Class A	2,000	7,372
Chongqing Rural Commercial Bank Co. Ltd. Class A	18,800	10,044
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,400	40,626
CITIC Ltd.	320,000	374,020
CITIC Securities Co. Ltd. Class A	23,885	71,285
CITIC Securities Co. Ltd. Class H	113,775	243,364
CMOC Group Ltd. Class A	38,400	33,440
CMOC Group Ltd. Class H	180,000	108,960
CNGR Advanced Material Co. Ltd. Class A	900	9,390
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	6,900	6,520

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Contemporary Amperex Technology Co. Ltd. Class A	5,300	$ 313,715
COSCO SHIPPING Development Co. Ltd. Class A	21,800	7,844
†COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,900	15,566
COSCO SHIPPING Holdings Co. Ltd. Class A	26,690	42,906
COSCO SHIPPING Holdings Co. Ltd. Class H	180,150	203,097
COSCO SHIPPING Ports Ltd.	93,473	62,503
Country Garden Holdings Co. Ltd.	701,474	196,965
Country Garden Services Holdings Co. Ltd.	124,000	213,787
CRRC Corp. Ltd. Class A	52,200	46,526
CRRC Corp. Ltd. Class H	249,000	135,913
CSC Financial Co. Ltd. Class A	9,200	34,363
CSPC Pharmaceutical Group Ltd.	492,240	482,551
Daan Gene Co. Ltd. Class A	3,356	7,868
Dali Foods Group Co. Ltd.	104,000	43,362
Daqin Railway Co. Ltd. Class A	31,800	33,306
†Daqo New Energy Corp. ADR	3,400	159,256
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,100	11,388
DHC Software Co. Ltd. Class A	7,700	9,320
Do-Fluoride New Materials Co. Ltd. Class A	1,700	8,220
Dong-E-E-Jiao Co. Ltd. Class A	1,500	11,574
Dongfang Electric Corp. Ltd. Class A	6,400	17,670
Dongxing Securities Co. Ltd. Class A	7,473	9,135
Dongyue Group Ltd.	75,000	77,519
†East Buy Holding Ltd.	23,000	98,452
East Money Information Co. Ltd. Class A	29,704	86,641
Ecovacs Robotics Co. Ltd. Class A	1,000	11,999
ENN Energy Holdings Ltd.	43,600	597,013
ENN Natural Gas Co. Ltd. Class A	5,300	16,079
Eve Energy Co. Ltd. Class A	4,055	41,181
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Everbright Securities Co. Ltd. Class A	8,300	$ 18,389
†Fangda Carbon New Material Co. Ltd. Class A	8,480	7,954
Far East Horizon Ltd.	77,000	69,145
FAW Jiefang Group Co. Ltd. Class A	7,100	8,584
First Capital Securities Co. Ltd. Class A	9,800	8,516
Flat Glass Group Co. Ltd. Class A	3,700	18,483
Flat Glass Group Co. Ltd. Class H	22,000	62,924
Focus Media Information Technology Co. Ltd. Class A	30,700	30,666
Foshan Haitian Flavouring & Food Co. Ltd. Class A	8,660	96,445
Fosun International Ltd.	142,000	104,054
Foxconn Industrial Internet Co. Ltd. Class A	20,752	51,914
Fujian Sunner Development Co. Ltd. Class A	2,800	10,043
Fuyao Glass Industry Group Co. Ltd. Class A	4,300	21,757
Fuyao Glass Industry Group Co. Ltd. Class H	34,400	149,994
Ganfeng Lithium Group Co. Ltd. Class A	3,500	33,907
Ganfeng Lithium Group Co. Ltd. Class H	20,600	128,366
G-bits Network Technology Xiamen Co. Ltd. Class A	100	6,930
†GCL Technology Holdings Ltd.	1,116,000	288,847
†GD Power Development Co. Ltd. Class A	39,300	21,761
†GDS Holdings Ltd. Class A	49,600	116,514
GEM Co. Ltd. Class A	10,700	11,646
Gemdale Corp. Class A	9,900	12,062
†Genscript Biotech Corp.	66,000	141,197
GF Securities Co. Ltd. Class A	12,900	29,612
GF Securities Co. Ltd. Class H	55,800	78,924
GigaDevice Semiconductor, Inc. Class A	1,452	25,857
†Ginlong Technologies Co. Ltd. Class A	750	14,599
GoerTek, Inc. Class A	7,300	22,781
GoodWe Technologies Co. Ltd. Class A	304	12,834
Gotion High-tech Co. Ltd. Class A	3,600	15,631

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Great Wall Motor Co. Ltd. Class A	4,900	$ 19,979
Great Wall Motor Co. Ltd. Class H	169,000	209,112
Gree Electric Appliances, Inc. of Zhuhai Class A	6,200	33,096
Greentown China Holdings Ltd.	44,500	57,595
Greentown Service Group Co. Ltd.	74,000	46,682
GRG Banking Equipment Co. Ltd. Class A	5,900	10,525
Guangdong Haid Group Co. Ltd. Class A	3,500	29,731
Guangdong Kinlong Hardware Products Co. Ltd. Class A	700	8,175
Guanghui Energy Co. Ltd. Class A	14,700	19,791
Guangzhou Automobile Group Co. Ltd. Class A	10,400	16,891
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,200	15,411
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	1,200	9,945
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,718
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,100	14,109
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	16,341
Guangzhou Tinci Materials Technology Co. Ltd. Class A	4,160	25,439
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	9,595	9,199
Guolian Securities Co. Ltd. Class A	5,300	8,181
Guosen Securities Co. Ltd. Class A	13,900	18,974
Guotai Junan Securities Co. Ltd. Class A	16,100	33,690
Guoyuan Securities Co. Ltd. Class A	10,040	9,888
†H World Group Ltd. ADR	10,600	519,188
†Haidilao International Holding Ltd.	63,000	170,742
Haier Smart Home Co. Ltd. Class A	13,400	44,193
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Haier Smart Home Co. Ltd. Class H	126,600	$ 396,419
Haitian International Holdings Ltd.	33,000	85,542
Haitong Securities Co. Ltd. Class A	21,100	27,092
Haitong Securities Co. Ltd. Class H	164,800	102,872
Hangzhou First Applied Material Co. Ltd. Class A	2,804	23,971
Hangzhou Lion Electronics Co. Ltd. Class A	1,500	11,916
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	10,667
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	8,673
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	16,723
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	11,148
Hangzhou Tigermed Consulting Co. Ltd. Class H	6,200	58,415
Hansoh Pharmaceutical Group Co. Ltd.	68,000	117,877
Heilongjiang Agriculture Co. Ltd. Class A	4,200	8,221
Henan Shenhuo Coal & Power Co. Ltd. Class A	4,800	12,351
Henan Shuanghui Investment & Development Co. Ltd. Class A	7,300	27,547
Hengan International Group Co. Ltd.	36,000	166,753
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	4,100	12,261
Hengli Petrochemical Co. Ltd. Class A	12,400	29,257
Hengtong Optic-electric Co. Ltd. Class A	4,600	10,114
Hengyi Petrochemical Co. Ltd. Class A	8,070	9,536
Hesteel Co. Ltd. Class A	28,400	9,632
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,200	35,743
Hongfa Technology Co. Ltd. Class A	680	3,228
Hoshine Silicon Industry Co. Ltd. Class A	1,100	13,303

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Hua Hong Semiconductor Ltd.	30,000	$ 133,017
Huadian Power International Corp. Ltd. Class A	17,900	15,096
Huadong Medicine Co. Ltd. Class A	3,700	24,950
Huafon Chemical Co. Ltd. Class A	10,800	11,736
Huaibei Mining Holdings Co. Ltd. Class A	5,200	10,258
Hualan Biological Engineering, Inc. Class A	4,020	12,804
†Huaneng Power International, Inc. Class A	20,200	25,198
†Huaneng Power International, Inc. Class H	228,000	119,773
Huatai Securities Co. Ltd. Class A	16,100	29,951
Huatai Securities Co. Ltd. Class H	78,000	89,040
Huaxi Securities Co. Ltd. Class A	6,300	7,545
Huaxia Bank Co. Ltd. Class A	26,400	20,690
Huaxin Cement Co. Ltd. Class A	3,200	7,240
Huayu Automotive Systems Co. Ltd. Class A	6,800	16,561
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,400	10,651
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,200	19,370
Humanwell Healthcare Group Co. Ltd. Class A	3,600	14,024
Hunan Valin Steel Co. Ltd. Class A	15,700	12,729
Hundsun Technologies, Inc. Class A	4,144	32,114
†Hygeia Healthcare Holdings Co. Ltd.	19,200	136,906
Iflytek Co. Ltd. Class A	4,900	45,403
Imeik Technology Development Co. Ltd. Class A	400	32,540
Industrial & Commercial Bank of China Ltd. Class A	122,900	79,799
Industrial & Commercial Bank of China Ltd. Class H	3,083,000	1,638,427
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Industrial Bank Co. Ltd. Class A	46,396	$ 114,204
Industrial Securities Co. Ltd. Class A	14,342	12,778
Ingenic Semiconductor Co. Ltd. Class A	1,000	12,976
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	97,500	26,841
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	8,021
Inner Mongolia ERDOS Resources Co. Ltd. Class A	2,500	5,586
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,300	12,036
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	12,500	52,877
Inner Mongolia Yitai Coal Co. Ltd. Class B	55,200	81,133
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	10,422
†Innovent Biologics, Inc.	58,000	260,160
Inspur Electronic Information Industry Co. Ltd. Class A	3,260	16,695
†iQIYI, Inc. ADR	24,600	179,088
JA Solar Technology Co. Ltd. Class A	4,780	39,795
Jafron Biomedical Co. Ltd. Class A	1,710	7,553
Jason Furniture Hangzhou Co. Ltd. Class A	1,820	10,745
JCET Group Co. Ltd. Class A	4,000	18,928
†JD Health International, Inc.	61,250	454,166
JD.com, Inc. Class A	118,221	2,581,497
Jiangsu Eastern Shenghong Co. Ltd. Class A	8,400	16,629
Jiangsu Expressway Co. Ltd. Class H	62,000	57,658
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,832	27,300
Jiangsu Hengrui Medicine Co. Ltd. Class A	13,322	83,000
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	25,477
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,400	81,614

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	$ 9,896
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	7,591
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,300	10,650
Jiangsu Zhongtian Technology Co. Ltd. Class A	7,500	18,674
Jiangxi Copper Co. Ltd. Class A	4,900	14,104
Jiangxi Copper Co. Ltd. Class H	56,000	94,809
†Jiangxi Special Electric Motor Co. Ltd. Class A	3,600	8,076
JiuGui Liquor Co. Ltd. Class A	700	13,154
Jiumaojiu International Holdings Ltd.	37,000	87,961
Jizhong Energy Resources Co. Ltd. Class A	7,400	7,364
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,600	8,823
Joinn Laboratories China Co. Ltd. Class A	1,036	7,896
Jointown Pharmaceutical Group Co. Ltd. Class A	4,300	9,348
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	9,358
JOYY, Inc. ADR	2,400	74,832
Juewei Food Co. Ltd. Class A	1,400	8,941
†Kanzhun Ltd. ADR	10,300	196,009
†KE Holdings, Inc. ADR	36,400	685,776
Keda Industrial Group Co. Ltd.	4,000	8,415
†Kingdee International Software Group Co. Ltd.	143,000	230,999
Kingsoft Corp. Ltd.	51,800	254,645
†Kuaishou Technology	97,300	748,170
Kuang-Chi Technologies Co. Ltd. Class A	4,700	11,354
Kunlun Energy Co. Ltd.	220,000	171,760
Kweichow Moutai Co. Ltd. Class A	2,700	713,231
LB Group Co. Ltd. Class A	5,100	15,011
Lenovo Group Ltd.	400,000	433,366
Lens Technology Co. Ltd. Class A	10,600	20,841
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	13,487
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Li Auto, Inc.	61,300	$ 766,621
Li Ning Co. Ltd.	129,000	1,014,444
Liaoning Port Co. Ltd. Class A	33,300	7,757
†Lingyi iTech Guangdong Co. Class A	15,300	13,790
Livzon Pharmaceutical Group, Inc. Class A	1,400	7,612
Longfor Group Holdings Ltd.	103,500	291,908
LONGi Green Energy Technology Co. Ltd. Class A	16,972	99,868
Lufax Holding Ltd. ADR	34,500	70,380
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	760	5,036
Luxi Chemical Group Co. Ltd. Class A	4,300	8,537
Luxshare Precision Industry Co. Ltd. Class A	13,887	61,344
Luzhou Laojiao Co. Ltd. Class A	3,300	121,870
Mango Excellent Media Co. Ltd. Class A	3,900	21,145
Maxscend Microelectronics Co. Ltd. Class A	1,152	20,888
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	5,916
†Meituan Class B	271,240	4,920,894
Metallurgical Corp. of China Ltd. Class A	38,800	22,018
Ming Yang Smart Energy Group Ltd. Class A	4,600	15,094
MINISO Group Holding Ltd. ADR	5,100	90,474
Minth Group Ltd.	38,000	115,336
Montage Technology Co. Ltd. Class A	2,464	24,998
Muyuan Foods Co. Ltd. Class A	11,050	78,691
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	3,615	8,586
NARI Technology Co. Ltd. Class A	14,236	56,129
NAURA Technology Group Co. Ltd. Class A	1,100	42,684
NavInfo Co. Ltd. Class A	5,200	10,249
NetEase, Inc.	107,700	1,901,214
New China Life Insurance Co. Ltd. Class A	4,500	19,951

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
New China Life Insurance Co. Ltd. Class H	49,900	$ 118,514
†New Hope Liuhe Co. Ltd. Class A	9,700	18,680
†New Oriental Education & Technology Group, Inc.	84,700	325,041
Ninestar Corp. Class A	3,200	20,898
Ningbo Deye Technology Co. Ltd. Class A	400	15,057
†Ningbo Joyson Electronic Corp. Class A	3,000	6,666
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	10,036
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	960	9,587
Ningbo Shanshan Co. Ltd. Class A	4,700	11,802
Ningbo Tuopu Group Co. Ltd. Class A	2,400	22,492
Ningxia Baofeng Energy Group Co. Ltd. Class A	13,200	28,368
†NIO, Inc. ADR	74,700	785,097
Nongfu Spring Co. Ltd. Class H	97,000	559,284
North Industries Group Red Arrow Co. Ltd. Class A	3,200	10,642
Offshore Oil Engineering Co. Ltd. Class A	10,800	9,634
Oppein Home Group, Inc. Class A	1,100	19,351
Orient Securities Co. Ltd. Class A	16,416	23,417
Ovctek China, Inc. Class A	1,869	9,009
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	20,731	14,899
†PDD Holdings, Inc. ADR	27,600	2,094,840
People's Insurance Co. Group of China Ltd. Class A	16,200	12,268
People's Insurance Co. Group of China Ltd. Class H	470,000	156,830
Perfect World Co. Ltd. Class A	4,250	10,528
PetroChina Co. Ltd. Class A	47,200	40,641
PetroChina Co. Ltd. Class H	1,166,000	688,796
Pharmaron Beijing Co. Ltd. Class A	2,200	15,689
Pharmaron Beijing Co. Ltd. Class H	10,200	42,688
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
PICC Property & Casualty Co. Ltd. Class H	380,000	$ 387,641
Ping An Bank Co. Ltd. Class A	37,892	69,049
†Ping An Healthcare & Technology Co. Ltd.	25,700	64,716
Ping An Insurance Group Co. of China Ltd. Class A	24,000	158,991
Ping An Insurance Group Co. of China Ltd. Class H	346,000	2,238,347
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	4,900	7,384
Poly Developments & Holdings Group Co. Ltd. Class A	23,300	47,836
Pop Mart International Group Ltd.	28,400	77,336
Postal Savings Bank of China Co. Ltd. Class A	56,700	38,392
Power Construction Corp. of China Ltd. Class A	32,800	34,012
Proya Cosmetics Co. Ltd. Class A	280	7,414
Pylon Technologies Co. Ltd.	346	12,372
†Qinghai Salt Lake Industry Co. Ltd. Class A	11,800	38,384
Raytron Technology Co. Ltd. Class A	1,009	7,186
Riyue Heavy Industry Co. Ltd. Class A	2,200	7,126
Rongsheng Petrochemical Co. Ltd. Class A	21,450	47,272
SAIC Motor Corp. Ltd. Class A	16,400	34,321
Sailun Group Co. Ltd. Class A	6,800	10,715
Sangfor Technologies, Inc. Class A	900	19,407
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	59,246
Sany Heavy Industry Co. Ltd. Class A	18,000	44,728
Satellite Chemical Co. Ltd. Class A	7,378	17,166
Sealand Securities Co. Ltd. Class A	14,600	7,224
†Seazen Holdings Co. Ltd. Class A	4,800	11,383
SF Holding Co. Ltd. Class A	9,600	77,286
SG Micro Corp. Class A	825	18,667
Shaanxi Coal Industry Co. Ltd. Class A	19,000	56,235

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	5,100	$ 10,240
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	2,700	7,793
Shandong Gold Mining Co. Ltd. Class A	8,380	26,865
Shandong Gold Mining Co. Ltd. Class H	36,500	74,159
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,610	23,652
Shandong Linglong Tyre Co. Ltd. Class A	3,200	9,110
Shandong Nanshan Aluminum Co. Ltd. Class A	27,000	13,324
Shandong Sun Paper Industry JSC Ltd. Class A	5,900	10,457
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	140,400	224,347
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	2,284	13,592
Shanghai Baosight Software Co. Ltd. Class A	3,107	26,333
Shanghai Baosight Software Co. Ltd. Class B	25,740	85,109
Shanghai Construction Group Co. Ltd. Class A	20,800	8,269
†Shanghai Electric Group Co. Ltd. Class A	28,400	18,282
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,400	20,771
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	25,000	71,080
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	312	8,324
Shanghai Fudan Microelectronics Group	14,000	51,733
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	1,345	12,821
†Shanghai International Airport Co. Ltd. Class A	2,100	17,038
Shanghai International Port Group Co. Ltd. Class A	20,500	16,551
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	$ 18,320
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,496	10,443
Shanghai Lingang Holdings Corp. Ltd. Class A	5,540	10,244
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	56,620	43,769
Shanghai M&G Stationery, Inc. Class A	2,000	14,291
Shanghai Medicilon, Inc. Class A	193	4,388
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	6,400	18,974
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	38,800	72,457
Shanghai Pudong Development Bank Co. Ltd. Class A	61,000	63,841
Shanghai Putailai New Energy Technology Co. Ltd. Class A	2,960	21,545
Shanghai RAAS Blood Products Co. Ltd. Class A	15,800	14,784
Shanghai Rural Commercial Bank Co. Ltd. Class A	23,400	19,625
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	10,171
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	14,351
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	6,700	21,361
Shanxi Meijin Energy Co. Ltd. Class A	9,400	12,574
Shanxi Securities Co. Ltd. Class A	9,350	7,908
Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	8,092
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,780	109,931
Shenghe Resources Holding Co. Ltd. Class A	3,900	8,039
Shengyi Technology Co. Ltd. Class A	5,100	13,719
Shennan Circuits Co. Ltd. Class A	1,120	15,064

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenwan Hongyuan Group Co. Ltd. Class A	48,200	$ 29,273
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	11,967
Shenzhen Dynanonic Co. Ltd. Class A	300	8,292
Shenzhen Energy Group Co. Ltd. Class A	10,300	9,167
Shenzhen Inovance Technology Co. Ltd. Class A	5,550	56,858
Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	11,331
Shenzhen Kedali Industry Co. Ltd. Class A	500	9,440
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,700	122,505
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	13,352
Shenzhen Overseas Chinese Town Co. Ltd. Class A	17,844	12,524
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,400	12,364
Shenzhen SC New Energy Technology Corp. Class A	800	13,331
Shenzhen Senior Technology Material Co. Ltd. Class A	2,494	6,996
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,900	7,234
Shenzhen Transsion Holdings Co. Ltd. Class A	1,423	20,971
Shenzhou International Group Holdings Ltd.	45,500	477,302
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,640	15,410
Sichuan Chuantou Energy Co. Ltd. Class A	8,000	15,415
Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	8,850
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	3,300	13,668
†Sichuan New Energy Power Co. Ltd.	3,200	7,429
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sichuan Road and Bridge Group Co. Ltd. Class A	10,600	$ 21,286
Sichuan Swellfun Co. Ltd. Class A	1,000	10,955
Sichuan Yahua Industrial Group Co. Ltd. Class A	2,600	8,023
Sieyuan Electric Co. Ltd. Class A	1,800	11,980
Silergy Corp.	18,000	285,778
Sinoma Science & Technology Co. Ltd. Class A	3,700	13,008
Sinomine Resource Group Co. Ltd. Class A	1,000	10,246
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,700	8,211
†Skshu Paint Co. Ltd. Class A	780	13,213
Smoore International Holdings Ltd.	104,000	133,140
Songcheng Performance Development Co. Ltd. Class A	5,720	13,569
SooChow Securities Co. Ltd. Class A	11,280	11,357
Southwest Securities Co. Ltd. Class A	15,900	9,012
StarPower Semiconductor Ltd. Class A	300	12,006
=†Sunac China Holdings Ltd.	273,000	39,820
Sungrow Power Supply Co. Ltd. Class A	3,100	47,406
Sunny Optical Technology Group Co. Ltd.	39,300	474,219
Sunwoda Electronic Co. Ltd. Class A	3,700	10,862
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	16,767
Suzhou Maxwell Technologies Co. Ltd. Class A	300	13,316
†TAL Education Group ADR	25,500	163,455
Tangshan Jidong Cement Co. Ltd. Class A	5,700	7,198
TBEA Co. Ltd. Class A	8,200	25,903
TCL Technology Group Corp. Class A	29,800	19,203
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	6,900	48,617
Tencent Holdings Ltd.	340,700	16,649,769

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Tencent Music Entertainment Group ADR	39,100	$ 323,748
Thunder Software Technology Co. Ltd. Class A	900	14,204
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,800	8,109
Tianma Microelectronics Co. Ltd. Class A	5,500	8,421
†Tianqi Lithium Corp. Class A	3,200	35,229
Tianshan Aluminum Group Co. Ltd. Class A	9,100	10,043
Tianshui Huatian Technology Co. Ltd. Class A	7,400	10,903
†Tibet Summit Resources Co. Ltd. Class A	2,000	6,671
Tingyi Cayman Islands Holding Corp.	112,000	187,427
Titan Wind Energy Suzhou Co. Ltd. Class A	4,100	8,807
Toly Bread Co. Ltd. Class A	3,080	6,980
†Tongcheng Travel Holdings Ltd.	69,200	150,632
†TongFu Microelectronics Co. Ltd. Class A	3,232	10,467
Tongkun Group Co. Ltd. Class A	5,300	11,078
Tongling Nonferrous Metals Group Co. Ltd. Class A	24,800	11,609
Tongwei Co. Ltd. Class A	9,500	53,827
†Topchoice Medical Corp. Class A	700	13,164
Topsports International Holdings Ltd.	95,000	86,597
TravelSky Technology Ltd. Class H	48,000	89,441
Trina Solar Co. Ltd. Class A	4,606	34,896
†Trip.com Group Ltd. ADR	29,900	1,126,333
Tsingtao Brewery Co. Ltd. Class A	1,500	26,324
Tsingtao Brewery Co. Ltd. Class H	34,000	371,627
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,819	29,424
Uni-President China Holdings Ltd.	66,000	66,566
Unisplendour Corp. Ltd. Class A	6,180	26,389
†Vipshop Holdings Ltd. ADR	23,000	349,140
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Walvax Biotechnology Co. Ltd. Class A	3,400	$ 17,049
Wanhua Chemical Group Co. Ltd. Class A	7,120	99,236
Want Want China Holdings Ltd.	269,000	173,071
†Weibo Corp. ADR	3,600	72,216
Weichai Power Co. Ltd. Class A	15,100	27,731
Weichai Power Co. Ltd. Class H	110,000	176,509
Weihai Guangwei Composites Co. Ltd. Class A	1,200	8,917
Wens Foodstuffs Group Co. Ltd. Class A	13,620	40,573
Western Mining Co. Ltd. Class A	5,000	9,206
Western Securities Co. Ltd. Class A	10,500	9,735
Western Superconducting Technologies Co. Ltd. Class A	1,055	12,547
Will Semiconductor Co. Ltd. Shanghai Class A	2,565	34,104
Wingtech Technology Co. Ltd. Class A	2,700	21,766
Wuchan Zhongda Group Co. Ltd. Class A	10,800	7,627
Wuhan Guide Infrared Co. Ltd. Class A	7,170	12,634
Wuliangye Yibin Co. Ltd. Class A	8,300	237,134
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,410	13,804
WuXi AppTec Co. Ltd. Class A	5,032	58,188
WuXi AppTec Co. Ltd. Class H	19,956	208,995
†Wuxi Biologics Cayman, Inc.	197,000	1,213,906
Wuxi Shangji Automation Co. Ltd. Class A	800	11,902
XCMG Construction Machinery Co. Ltd. Class A	17,700	17,856
Xiamen C & D, Inc. Class A	6,800	11,924
Xiamen Faratronic Co. Ltd. Class A	500	10,638
Xiamen Tungsten Co. Ltd. Class A	3,300	9,788
†Xiaomi Corp. Class B	836,000	1,286,562
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,100	13,027

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Xinjiang Zhongtai Chemical Co. Ltd. Class A	5,800	$ 6,121
Xinyi Solar Holdings Ltd.	266,546	319,535
†XPeng, Inc.	46,200	256,449
†XPeng, Inc. ADR	59	655
Xtep International Holdings Ltd.	67,000	85,335
Yadea Group Holdings Ltd.	70,000	180,314
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	1,100	8,817
Yankuang Energy Group Co. Ltd. Class A	5,500	28,498
Yankuang Energy Group Co. Ltd. Class H	84,000	300,757
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	8,653
Yealink Network Technology Corp. Ltd. Class A	1,850	20,502
Yifeng Pharmacy Chain Co. Ltd. Class A	1,538	12,967
†Yihai International Holding Ltd.	24,000	70,515
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	18,765
Yintai Gold Co. Ltd. Class A	6,680	12,788
YongXing Special Materials Technology Co. Ltd. Class A	900	11,036
Yonyou Network Technology Co. Ltd. Class A	7,340	26,913
Youngor Group Co. Ltd. Class A	11,200	10,632
†Youngy Co. Ltd. Class A	600	6,627
YTO Express Group Co. Ltd. Class A	7,600	20,240
†Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,000	7,252
Yuexiu Property Co. Ltd.	71,400	107,958
Yum China Holdings, Inc.	23,000	1,457,970
Yunda Holding Co. Ltd. Class A	6,330	10,887
Yunnan Aluminium Co. Ltd. Class A	7,800	15,435
Yunnan Baiyao Group Co. Ltd. Class A	3,780	30,086
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	600	11,185
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yunnan Energy New Material Co. Ltd. Class A	1,900	$ 31,528
Yunnan Tin Co. Ltd. Class A	3,900	8,420
†Yunnan Yuntianhua Co. Ltd.	4,200	12,977
†Zai Lab Ltd. ADR	5,000	166,300
Zangge Mining Co. Ltd. Class A	3,500	12,322
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,200	49,643
†Zhaojin Mining Industry Co. Ltd. Class H	60,500	91,748
Zhefu Holding Group Co. Ltd. Class A	13,300	7,885
†Zhejiang Century Huatong Group Co. Ltd. Class A	16,340	14,340
Zhejiang China Commodities City Group Co. Ltd. Class A	13,100	11,025
Zhejiang Chint Electrics Co. Ltd. Class A	4,700	19,139
Zhejiang Dahua Technology Co. Ltd. Class A	6,600	21,727
Zhejiang Dingli Machinery Co. Ltd. Class A	1,140	9,094
Zhejiang Expressway Co. Ltd. Class H	70,000	55,692
Zhejiang HangKe Technology, Inc.Co. Class A	913	5,980
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	9,745
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,360	26,923
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	2,800	26,700
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,800	8,712
Zhejiang Juhua Co. Ltd. Class A	6,100	15,690
Zhejiang NHU Co. Ltd. Class A	6,764	17,667
Zhejiang Supcon Technology Co. Ltd. Class A	1,233	18,699
Zhejiang Supor Co. Ltd. Class A	1,200	9,447
Zhejiang Weiming Environment Protection Co. Ltd. Class A	3,900	10,358

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	$ 12,712
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	8,315
Zhejiang Yongtai Technology Co. Ltd. Class A	2,000	6,100
Zheshang Securities Co. Ltd. Class A	8,400	12,327
†ZhongAn Online P&C Insurance Co. Ltd. Class H	40,400	126,956
Zhongji Innolight Co. Ltd. Class A	1,800	15,428
Zhongsheng Group Holdings Ltd.	34,000	167,531
Zhongtai Securities Co. Ltd. Class A	12,500	12,204
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	8,546
Zhuzhou CRRC Times Electric Co. Ltd. Class H	31,000	134,877
Zhuzhou Hongda Electronics Corp. Ltd. Class A	900	5,983
Zhuzhou Kibing Group Co. Ltd. Class A	5,810	8,833
†Zibo Qixiang Tengda Chemical Co. Ltd. Class A	5,300	5,531
Zijin Mining Group Co. Ltd. Class A	40,200	72,236
Zijin Mining Group Co. Ltd. Class H	316,000	527,201
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	16,000	14,466
ZTE Corp. Class A	8,500	40,285
ZTE Corp. Class H	38,000	111,373
ZTO Express Cayman, Inc. ADR	23,300	667,778
		102,469,387
Colombia–0.05%
Bancolombia SA	13,058	98,110
Interconexion Electrica SA ESP	22,530	73,294
		171,404
Czech Republic–0.16%
CEZ AS	8,301	403,160
Komercni Banka AS	3,877	128,642
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic (continued)
Moneta Money Bank AS	16,566	$ 66,484
		598,286
Egypt–0.08%
Commercial International Bank Egypt SAE	142,923	236,556
Eastern Co. SAE	59,043	33,618
†Egyptian Financial Group-Hermes Holding Co.	38,836	21,145
		291,319
Greece–0.38%
†Alpha Services & Holdings SA	126,121	155,007
†Eurobank Ergasias Services & Holdings SA Class A	146,595	194,236
Hellenic Telecommunications Organization SA	11,259	164,897
JUMBO SA	6,566	139,331
Motor Oil Hellas Corinth Refineries SA	3,238	83,111
Mytilineos SA	5,670	161,642
†National Bank of Greece SA	31,076	151,309
OPAP SA	11,207	179,749
†Public Power Corp. SA	10,586	92,139
Terna Energy SA	2,930	62,422
		1,383,843
Hong Kong–2.12%
†Alibaba Health Information Technology Ltd.	268,000	193,287
Bank of Communications Co. Ltd. Class H	480,000	301,874
BOC Aviation Ltd.	10,600	82,201
Bosideng International Holdings Ltd.	166,000	92,630
China Cinda Asset Management Co. Ltd. Class H	446,000	56,370
China Construction Bank Corp. Class H	5,258,000	3,402,951
China Gas Holdings Ltd.	168,600	237,378
China Merchants Port Holdings Co. Ltd.	73,376	112,646
China Minsheng Banking Corp. Ltd. Class H	354,500	121,469
China National Building Material Co. Ltd. Class H	218,000	179,179
China Railway Group Ltd. Class H	239,000	145,847
China Resources Cement Holdings Ltd.	124,000	60,890

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	52,200	$ 192,013
China State Construction International Holdings Ltd.	104,000	117,658
China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	74,396
Chow Tai Fook Jewellery Group Ltd.	112,800	224,144
Dongfeng Motor Group Co. Ltd. Class H	146,000	68,585
Geely Automobile Holdings Ltd.	332,000	427,822
Guangdong Investment Ltd.	166,000	169,814
Guangzhou Automobile Group Co. Ltd. Class H	168,000	106,160
Kingboard Holdings Ltd.	37,500	115,306
Kingboard Laminates Holdings Ltd.	47,500	49,650
†Microport Scientific Corp.	32,358	76,211
Nine Dragons Paper Holdings Ltd.	83,000	62,139
Orient Overseas International Ltd.	7,000	134,368
Postal Savings Bank of China Co. Ltd. Class H	436,000	258,572
Shenzhen International Holdings Ltd.	82,226	72,754
=†Shimao Group Holdings Ltd.	108,000	15,203
Sino Biopharmaceutical Ltd.	570,000	319,482
Sinopharm Group Co. Ltd. Class H	72,800	219,985
Vinda International Holdings Ltd.	19,000	45,855
		7,736,839
Hungary–0.19%
MOL Hungarian Oil & Gas PLC	23,170	169,692
OTP Bank Nyrt	12,296	351,045
Richter Gedeon Nyrt	7,908	165,113
		685,850
India–12.83%
ABB India Ltd.	2,708	111,107
ACC Ltd.	3,827	77,887
Adani Enterprises Ltd.	9,270	198,365
†Adani Green Energy Ltd.	17,958	192,794
Adani Ports & Special Economic Zone Ltd.	29,840	230,462
†Adani Power Ltd.	39,320	91,811
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Adani Total Gas Ltd.	15,520	$ 163,661
†Adani Transmission Ltd.	15,747	190,524
†Ambuja Cements Ltd.	31,396	140,178
Apollo Hospitals Enterprise Ltd.	5,525	290,564
Asian Paints Ltd.	20,929	705,133
AU Small Finance Bank Ltd.	8,034	56,838
Aurobindo Pharma Ltd.	13,279	83,918
†Avenue Supermarts Ltd.	8,916	369,978
Axis Bank Ltd.	124,874	1,308,276
Bajaj Auto Ltd.	3,669	173,561
Bajaj Finance Ltd.	14,956	1,026,201
Bajaj Finserv Ltd.	20,985	324,687
Bajaj Holdings & Investment Ltd.	1,366	98,617
Balkrishna Industries Ltd.	3,916	93,239
†Bandhan Bank Ltd.	32,685	78,142
Bank of Baroda	55,453	114,376
Berger Paints India Ltd.	12,258	86,932
Bharat Electronics Ltd.	206,217	245,436
Bharat Forge Ltd.	14,508	136,386
Bharat Petroleum Corp. Ltd.	49,032	205,815
Bharti Airtel Ltd.	122,156	1,114,002
Britannia Industries Ltd.	5,950	313,626
CG Power & Industrial Solutions Ltd.	32,935	120,497
Cholamandalam Investment & Finance Co. Ltd.	23,194	215,511
Cipla Ltd.	26,582	291,755
Coal India Ltd.	86,966	226,703
Colgate-Palmolive India Ltd.	6,958	127,764
Container Corp. Of India Ltd.	15,599	110,391
Dabur India Ltd.	35,001	232,406
Divi's Laboratories Ltd.	7,210	248,266
DLF Ltd.	35,072	152,825
Dr Reddy's Laboratories Ltd.	6,416	361,789
Eicher Motors Ltd.	7,430	266,970
GAIL India Ltd.	130,432	167,390
†Godrej Consumer Products Ltd.	22,456	265,050
†Godrej Properties Ltd.	6,371	80,222
Grasim Industries Ltd.	14,457	287,766
Havells India Ltd.	14,158	205,282
HCL Technologies Ltd.	52,422	695,932
HDFC Life Insurance Co. Ltd.	53,088	322,838
Hero MotoCorp Ltd.	6,212	177,868
Hindalco Industries Ltd.	74,232	368,051

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hindustan Petroleum Corp. Ltd.	32,424	$ 93,661
Hindustan Unilever Ltd.	45,143	1,409,783
Housing Development Finance Corp. Ltd.	94,495	3,030,270
ICICI Bank Ltd.	282,149	3,015,169
ICICI Lombard General Insurance Co. Ltd.	12,704	165,572
ICICI Prudential Life Insurance Co. Ltd.	18,159	96,495
Indian Hotels Co. Ltd.	48,192	190,785
Indian Oil Corp. Ltd.	160,035	152,018
Indian Railway Catering & Tourism Corp. Ltd.	12,251	85,623
Indraprastha Gas Ltd.	15,891	83,053
Indus Towers Ltd.	34,103	59,452
Info Edge India Ltd.	3,742	170,200
Infosys Ltd.	184,049	3,217,753
†InterGlobe Aviation Ltd.	5,469	127,423
ITC Ltd.	162,554	760,571
Jindal Steel & Power Ltd.	19,292	128,739
JSW Steel Ltd.	39,808	334,254
Jubilant Foodworks Ltd.	22,453	120,598
Kotak Mahindra Bank Ltd.	30,612	647,042
Larsen & Toubro Infotech Ltd.	4,871	283,650
Larsen & Toubro Ltd.	37,802	997,833
Lupin Ltd.	10,258	81,056
Mahindra & Mahindra Ltd.	48,126	680,089
Marico Ltd.	29,231	170,948
Maruti Suzuki India Ltd.	6,592	666,640
Mphasis Ltd.	4,811	105,764
MRF Ltd.	109	111,641
Muthoot Finance Ltd.	6,048	72,322
Nestle India Ltd.	1,858	446,119
NTPC Ltd.	213,541	455,898
Oil & Natural Gas Corp. Ltd.	136,657	251,849
Page Industries Ltd.	347	160,291
Petronet LNG Ltd.	38,212	106,600
PI Industries Ltd.	4,294	158,669
Pidilite Industries Ltd.	8,280	237,514
Power Grid Corp. of India Ltd.	172,816	475,776
Reliance Industries Ltd.	166,480	4,733,787
Samvardhana Motherson International Ltd.	108,172	88,617
SBI Cards & Payment Services Ltd.	13,409	121,019
SBI Life Insurance Co. Ltd.	24,722	331,666
Shree Cement Ltd.	612	195,435
Shriram Transport Finance Co. Ltd.	12,214	187,768
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Siemens Ltd.	4,036	$ 163,762
SRF Ltd.	8,047	236,819
State Bank of India	98,709	631,001
Sun Pharmaceutical Industries Ltd.	52,837	633,107
Tata Consultancy Services Ltd.	49,995	1,959,695
Tata Consumer Products Ltd.	31,166	269,324
Tata Elxsi Ltd.	1,941	141,334
†Tata Motors Ltd.	91,427	471,042
Tata Power Co. Ltd.	81,247	188,811
Tata Steel Ltd.	403,436	515,378
Tech Mahindra Ltd.	32,158	433,511
Titan Co. Ltd.	19,638	603,166
Torrent Pharmaceuticals Ltd.	5,140	96,276
Trent Ltd.	10,267	172,235
Tube Investments of India Ltd.	6,003	186,520
TVS Motor Co. Ltd.	12,112	159,200
UltraTech Cement Ltd.	5,563	516,933
†United Spirits Ltd.	16,469	151,967
UPL Ltd.	26,488	231,745
Varun Beverages Ltd.	12,846	217,353
Vedanta Ltd.	42,116	141,084
Wipro Ltd.	75,511	336,884
†Yes Bank Ltd.	653,017	119,917
†Zomato Ltd.	170,471	106,599
		46,840,867
Indonesia–1.87%
Adaro Energy Indonesia Tbk PT	815,900	158,161
Aneka Tambang Tbk	430,400	60,078
Astra International Tbk PT	1,114,400	446,530
Bank Central Asia Tbk PT	3,031,600	1,773,620
Bank Mandiri Persero Tbk PT	1,018,500	701,386
Bank Negara Indonesia Persero Tbk PT	405,100	253,487
Bank Rakyat Indonesia Persero Tbk PT	3,743,859	1,186,252
Barito Pacific Tbk PT	1,434,616	79,099
Charoen Pokphand Indonesia Tbk PT	418,000	139,267
Indah Kiat Pulp & Paper Tbk PT	138,600	69,464
Indofood CBP Sukses Makmur Tbk PT	117,900	78,504
Indofood Sukses Makmur Tbk PT	250,000	103,502
Kalbe Farma Tbk PT	1,193,500	167,270

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
†Merdeka Copper Gold Tbk PT	680,885	$ 190,679
Sarana Menara Nusantara Tbk PT	1,080,600	66,845
Semen Indonesia Persero Tbk PT	172,199	72,499
Sumber Alfaria Trijaya Tbk PT	939,300	180,722
Telkom Indonesia Persero Tbk PT	2,703,000	733,981
Unilever Indonesia Tbk PT	433,400	125,741
United Tractors Tbk PT	95,100	184,817
†Vale Indonesia Tbk PT	128,400	57,053
		6,828,957
Kuwait–0.86%
Agility Public Warehousing Co. KSC	77,411	156,664
Boubyan Bank KSCP	73,997	155,060
Gulf Bank KSCP	81,989	79,624
Kuwait Finance House KSCP	405,244	1,090,864
Mabanee Co. KPSC	32,022	75,972
Mobile Telecommunications Co. KSCP	122,150	214,962
National Bank of Kuwait SAKP	393,852	1,355,410
		3,128,556
Luxembourg–0.04%
Reinet Investments SCA	7,777	159,454
		159,454
Malaysia–1.42%
AMMB Holdings Bhd	93,200	79,412
Axiata Group Bhd	140,261	95,937
Celcomdigi Bhd	176,100	173,439
CIMB Group Holdings Bhd	382,607	461,097
Dialog Group Bhd	208,600	111,830
Gamuda Bhd	97,800	90,617
Genting Bhd	121,000	128,072
Genting Malaysia Bhd	150,500	90,557
HAP Seng Consolidated Bhd	31,800	36,788
Hong Leong Bank Bhd	34,400	157,787
Hong Leong Financial Group Bhd	11,600	47,278
IHH Healthcare Bhd	100,000	130,263
Inari Amertron Bhd	142,900	80,215
IOI Corp. Bhd	128,400	111,174
Kuala Lumpur Kepong Bhd	22,096	104,286
Malayan Banking Bhd	264,670	514,398
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
†Malaysia Airports Holdings Bhd	34,100	$ 52,547
Maxis Bhd	133,500	125,159
MISC Bhd	76,100	124,751
MR DIY Group M Bhd	119,950	42,230
Nestle Malaysia Bhd	4,000	124,283
Petronas Chemicals Group Bhd	135,300	217,426
Petronas Dagangan Bhd	15,400	74,415
Petronas Gas Bhd	41,900	156,490
PPB Group Bhd	36,300	136,233
Press Metal Aluminium Holdings Bhd	209,100	231,597
Public Bank Bhd	794,400	720,924
QL Resources Bhd	55,900	73,604
RHB Bank Bhd	84,031	106,320
Sime Darby Bhd	139,300	67,914
Sime Darby Plantation Bhd	106,087	103,000
Telekom Malaysia Bhd	58,659	65,203
Tenaga Nasional Bhd	142,100	297,366
†Top Glove Corp. Bhd	270,900	57,896
		5,190,508
Mexico–2.61%
Alfa SAB de CV Class A	149,200	94,802
America Movil SAB de CV	1,506,700	1,588,640
Arca Continental SAB de CV	24,000	217,598
Banco del Bajio SA	43,800	159,328
†Cemex SAB de CV	834,400	459,337
Coca-Cola Femsa SAB de CV	28,505	229,100
Fibra Uno Administracion SA de CV	172,900	242,079
Fomento Economico Mexicano SAB de CV	106,800	1,016,734
Gruma SAB de CV Class B	11,595	171,770
Grupo Aeroportuario del Pacifico SAB de CV Class B	19,600	382,352
Grupo Aeroportuario del Sureste SAB de CV Class B	10,645	325,612
Grupo Bimbo SAB de CV	73,200	367,950
Grupo Carso SAB de CV	25,600	127,318
Grupo Financiero Banorte SAB de CV Class O	142,500	1,199,784
†Grupo Financiero Inbursa SAB de CV Class O	116,500	250,326
Grupo Mexico SAB de CV	170,000	804,151
Grupo Televisa SAB	136,100	144,181
†Industrias Penoles SAB de CV	7,060	105,077

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV Class A	86,100	$ 181,517
Operadora De Sites Mexicanos SAB de CV Class A1	66,500	66,316
Orbia Advance Corp. SAB de CV	57,200	124,399
Promotora y Operadora de Infraestructura SAB de CV	12,960	129,284
Wal-Mart de Mexico SAB de CV	287,600	1,149,123
		9,536,778
Netherlands–0.04%
NEPI Rockcastle NV	25,871	150,111
		150,111
Peru–0.26%
Cia de Minas Buenaventura SAA ADR	11,100	90,798
Credicorp Ltd.	3,900	516,321
Southern Copper Corp.	4,700	358,375
		965,494
Philippines–0.69%
Aboitiz Equity Ventures, Inc.	86,160	76,966
ACEN Corp.	72,990	8,262
Ayala Corp.	13,120	157,663
Ayala Land, Inc.	416,800	204,276
Bank of the Philippine Islands	111,165	210,175
BDO Unibank, Inc.	130,034	308,399
International Container Terminal Services, Inc.	55,090	216,305
JG Summit Holdings, Inc.	170,360	150,385
Jollibee Foods Corp.	25,330	104,421
Manila Electric Co.	11,470	65,733
Metropolitan Bank & Trust Co.	91,304	98,476
Monde Nissin Corp.	319,700	57,832
PLDT, Inc.	4,410	115,489
SM Investments Corp.	13,600	223,234
SM Prime Holdings, Inc.	636,000	384,813
Universal Robina Corp.	49,490	131,493
		2,513,922
Poland–0.66%
†Allegro.eu SA	19,641	134,107
Bank Polska Kasa Opieki SA	10,374	206,373
CD Projekt SA	3,725	96,429
Cyfrowy Polsat SA	12,789	49,693
†Dino Polska SA	2,691	244,424
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland (continued)
KGHM Polska Miedz SA	7,899	$ 224,355
LPP SA	63	139,876
†mBank SA	754	53,781
†PGE Polska Grupa Energetyczna SA	45,691	66,540
Polski Koncern Naftowy ORLEN SA	35,154	474,508
Powszechna Kasa Oszczednosci Bank Polski SA	48,033	318,775
Powszechny Zaklad Ubezpieczen SA	32,831	267,335
Santander Bank Polska SA	2,031	137,559
		2,413,755
Qatar–0.89%
Barwa Real Estate Co.	96,544	69,315
Commercial Bank PSQC	177,738	284,727
Industries Qatar QSC	83,028	297,522
Masraf Al Rayan QSC	302,954	247,246
Mesaieed Petrochemical Holding Co.	249,454	132,117
Ooredoo QPSC	42,475	109,695
Qatar Electricity & Water Co. QSC	22,514	104,344
Qatar Fuel QSC	33,792	161,509
Qatar Gas Transport Co. Ltd.	141,415	134,696
Qatar International Islamic Bank QSC	55,745	151,825
Qatar Islamic Bank SAQ	91,064	446,320
Qatar National Bank QPSC	253,515	1,120,065
		3,259,381
Republic of Korea–11.18%
Amorepacific Corp.	1,653	174,467
BGF retail Co. Ltd.	398	55,444
Celltrion Healthcare Co. Ltd.	4,969	231,474
†Celltrion Pharm, Inc.	878	56,314
Celltrion, Inc.	5,644	652,380
Cheil Worldwide, Inc.	3,508	50,260
CJ CheilJedang Corp.	470	117,749
CJ Corp.	731	58,596
Coway Co. Ltd.	3,140	126,729
DB Insurance Co. Ltd.	2,612	150,275
Doosan Bobcat, Inc.	2,562	86,169
†Doosan Enerbility Co. Ltd.	22,776	299,093
Ecopro BM Co. Ltd.	2,692	466,509
E-MART, Inc.	1,059	86,127
F&F Co. Ltd.	879	94,578
GS Holdings Corp.	2,363	73,300
Hana Financial Group, Inc.	16,291	510,217

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hankook Tire & Technology Co. Ltd.	4,225	$ 113,010
Hanmi Pharm Co. Ltd.	350	68,992
Hanon Systems	9,388	63,524
†Hanwha Galleria Co. Ltd.	6,564	10,739
†Hanwha Solutions Corp.	5,819	240,028
HD Hyundai Co. Ltd.	2,691	120,235
†HLB, Inc.	6,201	166,820
HMM Co. Ltd.	15,167	238,494
Hotel Shilla Co. Ltd.	1,787	112,303
†HYBE Co. Ltd.	990	144,562
Hyundai Engineering & Construction Co. Ltd.	4,428	124,528
Hyundai Glovis Co. Ltd.	1,064	129,941
†Hyundai Heavy Industries Co. Ltd.	906	70,033
†Hyundai Mipo Dockyard Co. Ltd.	1,221	66,041
Hyundai Mobis Co. Ltd.	3,389	562,878
Hyundai Motor Co.	7,624	1,084,686
Hyundai Steel Co.	4,926	131,681
Industrial Bank of Korea	14,810	115,179
Kakao Corp.	17,016	805,857
†Kakao Games Corp.	1,776	57,558
KakaoBank Corp.	8,096	151,316
†Kakaopay Corp.	1,399	60,319
Kangwon Land, Inc.	4,868	74,667
KB Financial Group, Inc.	21,202	774,343
Kia Corp.	14,384	897,677
Korea Aerospace Industries Ltd.	4,141	151,223
†Korea Electric Power Corp.	14,497	200,908
Korea Investment Holdings Co. Ltd.	2,379	100,981
†Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,405	143,816
Korea Zinc Co. Ltd.	505	214,859
Korean Air Lines Co. Ltd.	10,407	185,809
†Krafton, Inc.	1,662	236,390
KT&G Corp.	6,047	388,628
Kumho Petrochemical Co. Ltd.	923	102,096
L&F Co. Ltd.	1,270	307,889
LG Chem Ltd.	2,700	1,482,823
LG Corp.	5,196	330,862
†LG Display Co. Ltd.	13,185	167,462
LG Electronics, Inc.	5,856	522,611
†LG Energy Solution Ltd.	1,916	863,259
LG H&H Co. Ltd.	528	243,935
LG Innotek Co. Ltd.	803	168,399
LG Uplus Corp.	10,785	89,853
Lotte Chemical Corp.	1,164	171,009
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Lotte Energy Materials Corp.	1,176	$ 62,561
Lotte Shopping Co. Ltd.	580	36,601
Meritz Financial Group, Inc.	3,957	117,882
Meritz Securities Co. Ltd.	12,863	60,372
Mirae Asset Securities Co. Ltd.	13,827	68,877
NAVER Corp.	7,204	1,128,801
NCSoft Corp.	895	256,481
†Netmarble Corp.	1,081	55,422
NH Investment & Securities Co. Ltd.	7,381	50,035
Orion Corp.	1,347	141,374
Pan Ocean Co. Ltd.	13,642	61,154
†Pearl Abyss Corp.	1,515	54,342
POSCO Chemical Co. Ltd.	1,488	313,624
POSCO Holdings, Inc.	3,946	1,116,407
S-1 Corp.	865	36,762
†Samsung Biologics Co. Ltd.	980	594,041
Samsung C&T Corp.	4,630	385,580
Samsung Electro-Mechanics Co. Ltd.	3,084	364,132
Samsung Electronics Co. Ltd.	261,221	12,917,628
†Samsung Engineering Co. Ltd.	8,865	216,653
Samsung Fire & Marine Insurance Co. Ltd.	1,690	267,142
†Samsung Heavy Industries Co. Ltd.	34,890	139,108
Samsung Life Insurance Co. Ltd.	4,514	217,682
Samsung SDI Co. Ltd.	3,006	1,707,524
Samsung SDS Co. Ltd.	1,968	175,998
Samsung Securities Co. Ltd.	3,132	76,556
SD Biosensor, Inc.	1,847	30,055
Shinhan Financial Group Co. Ltd.	25,284	686,848
†SK Biopharmaceuticals Co. Ltd.	1,587	77,336
†SK Bioscience Co. Ltd.	1,171	65,170
SK Hynix, Inc.	29,843	2,042,303
†SK IE Technology Co. Ltd.	1,269	70,021
†SK Innovation Co. Ltd.	3,054	423,151
†SK Square Co. Ltd.	5,608	172,139
SK, Inc.	2,014	268,349
SKC Co. Ltd.	1,060	93,684
S-Oil Corp.	2,548	156,953
Woori Financial Group, Inc.	29,667	260,971

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Yuhan Corp.	3,059	$ 119,095
		40,836,718
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMagnit PJSC	7,135	0
=†πMMC Norilsk Nickel PJSC	5,959	0
=†πMobile TeleSystems PJSC ADR	41,500	0
=†πMoscow Exchange MICEX-Rates PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	3,172	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PJSC	697,800	0
=†πTatneft PJSC	132,700	0
=†πTCS Group Holding PLC GDR	11,419	0
=†πVK Co. Ltd. GDR	12,642	0
=†πVTB Bank PJSC	292,180,000	0
=†πX5 Retail Group NV GDR	11,224	0
=†πYandex NV Class A	28,824	0
		0
Saudi Arabia–3.87%
ACWA Power Co.	4,549	171,029
Advanced Petrochemical Co.	6,418	82,041
Al Rajhi Bank	107,129	2,108,946
Alinma Bank	53,954	425,457
Almarai Co. JSC	14,126	212,824
Arab National Bank	33,845	233,667
Arabian Internet & Communications Services Co.	1,221	81,150
Bank AlBilad	26,898	287,046
Bank Al-Jazira	20,486	99,846
Banque Saudi Fransi	32,422	314,539
Bupa Arabia for Cooperative Insurance Co.	4,244	196,501
Dallah Healthcare Co.	1,830	75,259
†Dar Al Arkan Real Estate Development Co.	26,955	115,700
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	4,817	$ 374,962
Elm Co.	1,362	160,958
†Emaar Economic City	19,907	42,855
Etihad Etisalat Co.	20,478	225,784
Jarir Marketing Co.	3,114	135,631
†Mobile Telecommunications Co. Saudi Arabia	22,077	76,662
Mouwasat Medical Services Co.	2,779	174,525
Nahdi Medical Co.	1,992	98,348
†National Industrialization Co.	16,616	54,378
†Rabigh Refining & Petrochemical Co.	21,264	57,148
Riyad Bank	74,325	591,660
SABIC Agri-Nutrients Co.	11,794	402,071
Sahara International Petrochemical Co.	20,313	206,114
†Saudi Arabian Mining Co.	47,019	806,966
Saudi Arabian Oil Co.	132,845	1,145,017
Saudi Basic Industries Corp.	49,405	1,192,220
Saudi British Bank	50,907	479,641
Saudi Electricity Co.	45,745	285,459
Saudi Industrial Investment Group	20,997	140,196
Saudi Investment Bank	27,842	123,608
†Saudi Kayan Petrochemical Co.	41,690	134,877
Saudi National Bank	119,886	1,468,093
†Saudi Research & Media Group	1,835	96,639
Saudi Tadawul Group Holding Co.	2,546	98,203
Saudi Telecom Co.	81,892	875,916
Savola Group	14,892	111,244
Yanbu National Petrochemical Co.	13,341	150,348
		14,113,528
South Africa–3.38%
Absa Group Ltd.	46,673	477,058
African Rainbow Minerals Ltd.	5,769	74,736
Anglo American Platinum Ltd.	2,997	160,884
AngloGold Ashanti Ltd.	23,042	561,185
Aspen Pharmacare Holdings Ltd.	20,577	212,763
Bid Corp. Ltd.	18,466	413,294
Bidvest Group Ltd.	15,701	223,474

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Capitec Bank Holdings Ltd.	4,794	$ 454,411
Clicks Group Ltd.	13,779	198,989
†Discovery Ltd.	28,183	220,731
Exxaro Resources Ltd.	13,848	144,739
FirstRand Ltd.	277,137	939,328
Foschini Group Ltd.	16,791	85,713
Gold Fields Ltd.	49,075	657,389
Growthpoint Properties Ltd.	181,554	133,170
Harmony Gold Mining Co. Ltd.	28,287	117,254
Impala Platinum Holdings Ltd.	46,947	432,116
Kumba Iron Ore Ltd.	3,278	82,881
Mr Price Group Ltd.	14,580	118,081
†MTN Group Ltd.	93,783	671,904
MultiChoice Group	21,312	147,658
Naspers Ltd. Class N	11,902	2,205,372
Nedbank Group Ltd.	25,271	307,780
†Northam Platinum Holdings Ltd.	19,071	155,053
Old Mutual Ltd.	266,414	176,602
OUTsurance Group Ltd.	44,904	88,093
Pepkor Holdings Ltd.	114,988	111,339
Remgro Ltd.	29,865	225,485
Sanlam Ltd.	97,799	309,628
Sasol Ltd.	31,101	420,288
Shoprite Holdings Ltd.	27,592	344,332
Sibanye Stillwater Ltd.	155,372	320,814
Standard Bank Group Ltd.	73,260	710,316
Vodacom Group Ltd.	34,893	239,166
Woolworths Holdings Ltd.	52,373	188,049
		12,330,075
Taiwan–14.93%
Accton Technology Corp.	28,000	294,284
Acer, Inc.	164,000	152,005
Advantech Co. Ltd.	23,595	288,657
Airtac International Group	7,696	300,986
ASE Technology Holding Co. Ltd.	181,000	671,702
Asia Cement Corp.	130,000	185,116
Asustek Computer, Inc.	39,000	349,908
AUO Corp.	355,000	215,676
Catcher Technology Co. Ltd.	36,000	225,047
Cathay Financial Holding Co. Ltd.	472,154	650,084
Chailease Holding Co. Ltd.	78,009	573,706
Chang Hwa Commercial Bank Ltd.	269,626	153,927
Cheng Shin Rubber Industry Co. Ltd.	101,000	121,454
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
China Airlines Ltd.	164,000	$ 105,604
China Development Financial Holding Corp.	833,048	344,698
China Steel Corp.	650,000	660,371
Chunghwa Telecom Co. Ltd.	207,000	813,695
Compal Electronics, Inc.	237,000	196,829
CTBC Financial Holding Co. Ltd.	970,000	698,526
Delta Electronics, Inc.	107,000	1,061,615
E Ink Holdings, Inc.	46,000	280,768
E.Sun Financial Holding Co. Ltd.	707,651	589,311
Eclat Textile Co. Ltd.	10,000	163,279
eMemory Technology, Inc.	4,000	246,232
Eva Airways Corp.	146,000	129,565
Evergreen Marine Corp. Taiwan Ltd.	54,986	287,982
Far Eastern New Century Corp.	182,000	187,318
Far EasTone Telecommunications Co. Ltd.	90,000	222,426
Feng TAY Enterprise Co. Ltd.	24,280	154,553
First Financial Holding Co. Ltd.	582,239	506,776
Formosa Chemicals & Fibre Corp.	194,000	440,315
Formosa Petrochemical Corp.	65,000	181,725
Formosa Plastics Corp.	228,000	688,333
Fubon Financial Holding Co. Ltd.	405,734	755,114
Giant Manufacturing Co. Ltd.	16,580	96,393
Globalwafers Co. Ltd.	12,000	205,129
Hon Hai Precision Industry Co. Ltd.	682,000	2,334,482
Hotai Motor Co. Ltd.	16,000	337,680
Hua Nan Financial Holdings Co. Ltd.	487,880	358,910
Innolux Corp.	492,645	236,367
Inventec Corp.	143,000	150,305
Largan Precision Co. Ltd.	5,000	358,471
Lite-On Technology Corp.	110,000	264,788
MediaTek, Inc.	83,000	2,151,868
Mega Financial Holding Co. Ltd.	608,925	659,947
Micro-Star International Co. Ltd.	38,000	180,620
momo.com, Inc.	3,600	107,248
Nan Ya Plastics Corp.	262,000	667,396

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Nan Ya Printed Circuit Board Corp.	12,000	$ 112,488
Nanya Technology Corp.	70,000	153,532
Nien Made Enterprise Co. Ltd.	9,000	96,929
Novatek Microelectronics Corp.	32,000	454,737
Pegatron Corp.	110,000	252,412
†PharmaEssentia Corp.	11,000	154,798
Pou Chen Corp.	125,000	128,475
Powerchip Semiconductor Manufacturing Corp.	156,000	170,427
President Chain Store Corp.	32,000	283,600
Quanta Computer, Inc.	149,000	436,501
Realtek Semiconductor Corp.	25,000	319,109
Ruentex Development Co. Ltd.	98,550	114,773
Shanghai Commercial & Savings Bank Ltd.	211,190	325,959
Shin Kong Financial Holding Co. Ltd.	740,764	205,443
SinoPac Financial Holdings Co. Ltd.	596,404	326,083
Synnex Technology International Corp.	76,000	153,337
Taishin Financial Holding Co. Ltd.	591,764	323,833
Taiwan Business Bank	341,000	151,029
Taiwan Cement Corp.	335,050	400,720
Taiwan Cooperative Financial Holding Co. Ltd.	540,016	463,734
Taiwan High Speed Rail Corp.	99,000	98,406
Taiwan Mobile Co. Ltd.	95,000	315,216
Taiwan Semiconductor Manufacturing Co. Ltd.	1,347,000	23,605,649
Unimicron Technology Corp.	69,000	336,532
Uni-President Enterprises Corp.	266,000	628,821
†United Microelectronics Corp.	651,000	1,139,205
Vanguard International Semiconductor Corp.	51,000	163,149
Voltronic Power Technology Corp.	4,000	227,775
Walsin Lihwa Corp.	144,548	232,808
Wan Hai Lines Ltd.	35,190	79,643
Win Semiconductors Corp.	17,000	102,461
Winbond Electronics Corp.	170,000	148,742
Wiwynn Corp.	5,000	185,507
WPG Holdings Ltd.	90,000	148,705
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Yageo Corp.	19,306	$ 336,544
Yang Ming Marine Transport Corp.	95,000	201,679
Yuanta Financial Holding Co. Ltd.	550,910	405,131
Zhen Ding Technology Holding Ltd.	38,000	142,979
		54,534,062
Thailand–2.09%
Advanced Info Service PCL NVDR	65,466	406,091
†Airports of Thailand PCL NVDR	235,919	490,267
Asset World Corp. PCL	405,873	68,842
B Grimm Power PCL NVDR	45,758	54,432
Bangkok Dusit Medical Services PCL NVDR	568,684	490,937
Bangkok Expressway & Metro PCL NVDR	434,368	112,469
Banpu PCL NVDR	434,500	137,440
Berli Jucker PCL NVDR	60,985	68,366
BTS Group Holdings PCL NVDR	450,067	93,599
Bumrungrad Hospital PCL NVDR	33,722	223,144
Carabao Group PCL Class F	15,003	42,010
Central Pattana PCL NVDR	113,865	229,298
Central Retail Corp. PCL	92,645	121,242
Central Retail Corp. PCL NVDR	10,000	13,126
Charoen Pokphand Foods PCL NVDR	219,703	136,214
CP ALL PCL NVDR	321,482	583,732
Delta Electronics Thailand PCL	15,806	527,868
Delta Electronics Thailand PCL NVDR	1,350	45,293
Electricity Generating PCL NVDR	13,057	59,453
Energy Absolute PCL NVDR	94,687	210,654
Global Power Synergy PCL NVDR	35,381	70,642
Gulf Energy Development PCL NVDR	159,314	246,247
Home Product Center PCL NVDR	335,506	141,643
Indorama Ventures PCL NVDR	85,957	86,854
Intouch Holdings PCL NVDR	6,900	14,952

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Intouch Holdings PCL Class F	56,782	$ 122,880
JMT Network Services PCL NVDR	33,313	45,463
Kasikornbank PCL NVDR	33,600	130,340
Krung Thai Bank PCL NVDR	178,420	86,156
Krungthai Card PCL NVDR	45,420	72,156
Land & Houses PCL NVDR	474,740	136,872
†Minor International PCL NVDR	166,913	157,797
Muangthai Capital PCL NVDR	37,649	38,132
Osotspa PCL NVDR	75,524	67,971
PTT Exploration & Production PCL NVDR	76,226	334,961
PTT Global Chemical PCL NVDR	119,175	159,804
PTT Oil & Retail Business PCL	151,962	91,102
PTT PCL NVDR	550,432	507,948
Ratch Group PCL NVDR	53,914	60,802
SCB X PCL NVDR	47,779	143,554
SCG Packaging PCL	65,025	87,949
SCG Packaging PCL NVDR	8,300	11,251
Siam Cement PCL NVDR	42,941	396,130
Srisawad Corp. PCL NVDR	34,759	53,789
Thai Oil PCL NVDR	62,220	95,611
Thai Union Group PCL NVDR	144,436	59,634
True Corp. PCL NVDR	358,051	87,955
		7,623,072
Turkey–0.59%
Akbank TAS	177,042	156,654
Aselsan Elektronik Sanayi Ve Ticaret AS	34,583	93,738
BIM Birlesik Magazalar AS	24,051	186,799
†Eregli Demir ve Celik Fabrikalari TAS	79,304	146,741
Ford Otomotiv Sanayi AS	3,559	108,691
Haci Omer Sabanci Holding AS	52,060	107,671
†Hektas Ticaret TAS	58,259	82,176
KOC Holding AS	43,096	172,144
Koza Altin Isletmeleri AS	50,670	57,130
†Pegasus Hava Tasimaciligi AS	2,409	57,060
†Sasa Polyester Sanayi AS	23,032	120,567
†Turk Hava Yollari AO	31,175	193,049
Turkcell Iletisim Hizmetleri AS	68,786	115,107
Turkiye Is Bankasi AS Class C	177,171	119,946
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Petrol Rafinerileri AS	7,076	$ 195,892
Turkiye Sise ve Cam Fabrikalari AS	78,067	172,256
Yapi ve Kredi Bankasi AS	150,894	75,578
		2,161,199
United Arab Emirates–1.22%
Abu Dhabi Commercial Bank PJSC	161,200	364,810
Abu Dhabi Islamic Bank PJSC	82,025	223,095
Abu Dhabi National Oil Co. for Distribution PJSC	176,463	200,848
Aldar Properties PJSC	211,491	268,205
Dubai Islamic Bank PJSC	163,321	233,167
Emaar Properties PJSC	365,329	558,223
Emirates NBD Bank PJSC	104,329	373,342
Emirates Telecommunications Group Co. PJSC	190,962	1,147,385
First Abu Dhabi Bank PJSC	241,246	847,306
†Multiply Group PJSC	189,856	167,789
†Q Holding PJSC	105,419	72,958
		4,457,128
United Kingdom–0.03%
†Pepco Group NV	9,850	94,873
		94,873
United States–0.07%
†Legend Biotech Corp. ADR	2,600	125,372
Parade Technologies Ltd.	4,000	138,487
		263,859
Total Common Stock (Cost $301,225,906)		345,293,008
ΔPREFERRED STOCKS–2.00%
Brazil–1.18%
Banco Bradesco SA 7.64%	291,071	758,624
Centrais Eletricas Brasileiras SA 4.45%	12,900	92,237
Cia Energetica de Minas Gerais 12.61%	78,820	178,371
Gerdau SA 14.42%	63,525	317,095
Itau Unibanco Holding SA 5.12%	266,000	1,304,166
Itausa SA 5.58%	280,846	455,475
Petroleo Brasileiro SA 44.87%	261,400	1,206,831
		4,312,799

LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Chile–0.17%
Sociedad Quimica y Minera de Chile SA 10.63%	7,863	$ 631,817
		631,817
Colombia–0.05%
Bancolombia SA 11.05%	25,572	160,230
		160,230
Republic of Korea–0.60%
Hyundai Motor Co. 7.41%	2,069	152,831
Hyundai Motor Co. 7.47%	1,184	86,076
LG Chem Ltd. 3.24%	389	93,206
Samsung Electronics Co. Ltd. 2.01%	44,972	1,871,492
		2,203,605
Russia–0.00%
=†πSurgutneftegas 14.99%	640,200	0
		0
Total Preferred Stocks (Cost $7,375,187)		7,308,451
ΔRIGHTS–0.00%
Brazil–0.00%
†Localiza Rent a Car SA	183	474
Total Rights (Cost $0)		474
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings PCL exp 11/20/26 exercise price THB 14.9000	180,506	$ 848
†BTS Group Holdings PCL exp 11/07/24 exercise price THB 11.9000	90,253	265
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	318
Total Warrants (Cost $0)		1,431

MONEY MARKET FUND–0.95%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	3,458,212	3,458,212
Total Money Market Fund (Cost $3,458,212)		3,458,212

TOTAL INVESTMENTS–97.51% (Cost $312,059,305)	356,061,576
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.49%	9,110,753
NET ASSETS APPLICABLE TO 36,853,853 SHARES OUTSTANDING–100.00%	$365,172,329

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Magnit PJSC	6/14/2019	385,826	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Mobile TeleSystems PJSC ADR	5/19/2021	$329,452	$0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas	10/31/2018	371,776	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Tatneft PJSC	10/31/2018	1,490,294	0
TCS Group Holding PLC GDR	2/26/2021	594,556	0
VK Co. Ltd. GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
X5 Retail Group NV GDR	2/17/2021	264,703	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$19,800,146	$—

The following futures contracts and swap contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
144	E-mini MSCI Emerging Markets Index	$7,167,600	$6,934,251	6/16/23	$233,349	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on SOFR12M3	6,896,560	(1.62%)	10/20/23	$(331,020)	$—	$(331,020)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$13,202,897	$—	$—	$13,202,897
Chile	1,222,680	128,206	—	1,350,886
China	9,526,035	92,892,339	51,013	102,469,387
Colombia	171,404	—	—	171,404
Czech Republic	403,160	195,126	—	598,286
Egypt	—	291,319	—	291,319
Greece	—	1,383,843	—	1,383,843
Hong Kong	—	7,721,636	15,203	7,736,839
Hungary	—	685,850	—	685,850
India	—	46,840,867	—	46,840,867
Indonesia	—	6,828,957	—	6,828,957
Kuwait	3,128,556	—	—	3,128,556
Luxembourg	159,454	—	—	159,454
Malaysia	490,610	4,699,898	—	5,190,508
Mexico	9,536,778	—	—	9,536,778
Netherlands	150,111	—	—	150,111
Peru	965,494	—	—	965,494
Philippines	—	2,513,922	—	2,513,922
Poland	—	2,413,755	—	2,413,755
Qatar	104,344	3,155,037	—	3,259,381
Republic of Korea	250,767	40,585,951	—	40,836,718
Russia	—	—	—*	—
Saudi Arabia	196,501	13,917,027	—	14,113,528
South Africa	3,609,137	8,720,938	—	12,330,075
Taiwan	—	54,534,062	—	54,534,062
Thailand	1,149,848	6,473,224	—	7,623,072
Turkey	292,823	1,868,376	—	2,161,199
United Arab Emirates	200,848	4,256,280	—	4,457,128
United Kingdom	—	94,873	—	94,873
United States	125,372	138,487	—	263,859
Preferred Stocks
Brazil	4,312,799	—	—	4,312,799
Chile	—	631,817	—	631,817
Colombia	160,230	—	—	160,230
Republic of Korea	—	2,203,605	—	2,203,605
Russia	—	—	—*	—
Rights	474	—	—	474
Warrants	—	1,431	—	1,431
Money Market Fund	3,458,212	—	—	3,458,212
Total Investments	$52,818,534	$303,176,826	$66,216	$356,061,576
Derivatives:

Assets:
Futures Contract	$233,349	$—	$—	$233,349
Liabilities:
Swap Contract	$—	$(331,020)	$—	$(331,020)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
As a result of utilizing International fair value pricing at March 31, 2023, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–29